Significant accounting judgements, estimates and assumptions Narrative (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) Year	Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)	Sep. 30, 2020 EUR (€)	Dec. 31, 2018 EUR (€)
Statement [Line Items]
AM Flow fair value	€ 307				€ 306
AM Flow Notional Amount	€ 300
Belgian Patent Income Deduction in percentage	80.00%
Capitalized Internal Digitalization	€ 1,684
Deferred tax assets recognized	0	€ 0		€ 0
Essentium - initial invested amount in Dollar	3,300
Essentium fair value	3,535
Essentium fair value adjustment period		489
Fluidda - Carrying value	€ 3,554
Fluidda - Discount rate	12.87%
Fluidda - Interest rate	10.00%
Fluidda - Maturity years | Year	7
Fluidda - Notional amount	€ 2,500
Fluidda Fair Value Adjustment	316
Goodwill	18,726	18,599	[1]	19,607		€ 17,491
Impairment charges on goodwill	€ 177	4,606		0
Innovation Income Deduction	85.00%
Net profit would have increased by	€ 12,033
Notional interest deduction	4,717	4,647		3,723
Other tax credits Materialize NV	35,578	27,878		25,172
Related software arrangements (cloud) for internal use	975
Tax losses carried forward	58,161	50,538		37,440
Tax losses utilized	48,648
Total capitalized development expenses	2,659	4,541		1,328
Unrecognized deferred tax assets	12,033	22,661		10,737
Capitalized Internal Development Expenses	2,659
Fair value adjustment in Equity investment	3,443
Investments in joint ventures	0
Deferred tax assets	227	201	[1]	192
Deferred tax liabilities	4,371	€ 4,983	[1]	€ 5,747
GERMANY
Statement [Line Items]
Deferred tax assets	300
Materialise Motion [Member]
Statement [Line Items]
Deferred tax assets	1,800
Deferred tax liabilities	€ 2,000

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.